Revenue - Remaining Performance Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of performance obligations [line items]
Revenue	$ 11,768	$ 9,807	$ 20,748
Remaining Performance Obligation
Disclosure of performance obligations [line items]
Revenue	1,713
Less than 1 Year | Remaining Performance Obligation
Disclosure of performance obligations [line items]
Revenue	1,713
Greater than 1 Year | Remaining Performance Obligation
Disclosure of performance obligations [line items]
Revenue	$ 0